Goodwill - Carrying Value of Goodwill Allocated to Cash Generating Units ("CGU") (Detail) - USD ($) $ in Thousands		Mar. 31, 2024	Mar. 31, 2023
Disclosure of information for cash-generating units [line items]
Goodwill		$ 356,350	$ 353,645
Vuram [member]
Disclosure of information for cash-generating units [line items]
Goodwill			105,959
The Smart Cube [member]
Disclosure of information for cash-generating units [line items]
Goodwill			86,819
HealthHelp [member]
Disclosure of information for cash-generating units [line items]
Goodwill			39,082
Research and analytics [member]
Disclosure of information for cash-generating units [line items]
Goodwill			38,787
Denali [member]
Disclosure of information for cash-generating units [line items]
Goodwill			29,542
OptiBuy [member]
Disclosure of information for cash-generating units [line items]
Goodwill			26,400
Insurance [member]
Disclosure of information for cash-generating units [line items]
Goodwill			15,410
WNS Global BPM [member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]		4,735
South Africa [member]
Disclosure of information for cash-generating units [line items]
Goodwill			3,713
Technology services [member]
Disclosure of information for cash-generating units [line items]
Goodwill			$ 3,198
TSLU [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		14,018
MRHP [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		189,022
HCLS [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		60,786
BFSI [Member]
Disclosure of information for cash-generating units [line items]
Goodwill		$ 92,524

[1]	Excludes South Africa, Research and Analytics, Technology services, Denali, HealthHelp, Vuram, The Smart Cube, OptiBuy and Insurance goodwill.